Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets [Abstract]
Intangible Assets

7. Intangible Assets:

The Company's identified finite-lived intangible assets associated with trade names and software are being amortized over their useful lives. Trade names and software are included in "Intangible assets, net" in the accompanying consolidated balance sheets net of accumulated amortization.

						Amortization Schedule
	Balance as of December 31, 2011	Amortization for the year ended December 31, 2012	Balance as of December 31, 2012	2013	2014	2015	2016	2017 and thereafter

Trade names	$5,512	$877	$4,635	$877	$877	$877	$877	$1,127
Software	3,550	566	2,984	566	566	566	566	720

Total Intangible Assets, net	$9,062	$1,443	$7,619	$1,443	$1,443	$1,443	$1,443	$1,847